Note 3 - Liquidity and Summary of Significant Accounting Principles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Successor	Successor
	March 31, 2017	December 31, 2016
Other receivable A	63%	58%
Customer B	-	10%
Other receivable C	16%	-
	Successor	Predecessor
	Three Months ended March 31, 2017	Three Months ended March 31, 2016
Customer B	-	80%
Customer D	35%	-

	Successor	Predecessor
	December 31, 2016	December 31, 2015

Customer A	58%	47%
Customer B	10%	21%
	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor

Customer B	$-	$78%	$67%
Customer C	-	-	26%
Customer D	22%	-	-
Customer E	16%	-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Successor	Successor
	Three Months ended March 31, 2017	Year ended December 31, 2016
Risk free rate	2.1%	1.8	-	2.0%
Weighted average expected years until exercise	6.0	4.8	-	6.0
Expected stock volatility	83%		83%
Dividend yield	-		-

	2016			2015
Risk free rate	1.8	-	2.0%	1.4	-	1.7%
Weighted average expected years until exercise	4.8	-	6.0		6.3
Expected stock volatility		83%		93	-	117%
Dividend yield		-			-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Successor	Predecessor
	Three months ended March 31, 2017	Three months ended March 31, 2016

Shares underlying:

Common stock options	1,225,833	9,557,258
Stock purchase warrants	6,180,000	116,034,682
Convertible debt	-	73,674,549

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor
Shares underlying:
Common stock options	1,265,000	9,173,119	11,069,166
Stock purchase warrants	6,180,000	113,629,178	116,034,682
Convertible debt	-	-	73,342,730